Share-Based Payment (Details) - Schedule of Number and Weighted Average Exercise Prices of Share Options	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Schedule of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at beginning of year, Number of options	49,394	48,684	31,135
Outstanding at beginning of year, Weighted Average Exercise Price	$ 26.98	$ 26.16	$ 12.94
Granted during the year, Number of options	4,616	4,000	37,000
Granted during the year, Weighted Average Exercise Price	$ 16.11	$ 27.22	$ 29.27
Exercised during the year, Number of options		(3,290)	(18,451)
Exercised during the year, Weighted Average Exercise Price		$ 11.19	$ 10.06
Expired during the year, Number of options			(1,000)
Expired during the year, Weighted Average Exercise Price			$ 26.63
Outstanding at end of year, Number of options	54,010	49,394	48,684
Outstanding at end of year, Weighted Average Exercise Price	$ 26.28	$ 26.98	$ 26.16
Exercisable at end of year, Number of options	38,394	23,394	6,749
Exercisable at end of year, Weighted Average Exercise Price	$ 26.63	$ 25.25	$ 20.05